Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning
Issued during the period	7,409
Change in fair value	(154)
Amount transferred to Equity	(74)
Translation effect
Balance – end of period	$ 7,181
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)	$ 363
Financing Facility [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning	$ 102	2,138
Issued during the period
Change in fair value	(94)	(524)
Amount transferred to Equity		(1,412)
Translation effect	(8)	(100)
Balance – end of period		$ 102
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)		$ 0.026
T01 Warrants Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning		$ 14
Issued during the period
Change in fair value		(14)
Amount transferred to Equity
Translation effect
Balance – end of period
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)
T02 Warrants Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning	47	$ 1,641
Issued during the period
Change in fair value	(45)	(1,594)
Amount transferred to Equity
Translation effect	(2)
Balance – end of period		$ 47
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)		$ 0.001
T03 Warrants Warrants [Member]
Derivative Liabilities (Details) - Schedule of derivative liabilities are measured at fair value [Line Items]
Balance beginning
Issued during the period	2,000
Change in fair value	(1,794)
Amount transferred to Equity	(206)
Translation effect
Balance – end of period
Fair value per warrant / Series A Preferred share issuable at period end (in Dollars per share)